[redacted]

05043033

SEC MAIL PROCESSING RECEIVED AUG 2 2005 WASH. D.C. 192 SECTION

PROCESSED NOV 17 2005 THOMSON FINANCIAL

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0151 |
| Expires: | August 31, 2005 |
| Estimated average burden hours per response | 0.5 |

| OFFICIAL USE |
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| FILE NO. 84-6098 |
| DOC. NO. 05043033 |
| EFFECTIVE DATE 10-28-2005 |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM TA-W

## NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

*Read all instructions on reverse side before preparing form. Please print or type.*

1. Transfer Agent File No.: 84-6098 2. Full name of registrant: LAKE AREA CORN PROCESSORS, LLC

3. Name under which transfer agent activities are conducted, if different from above:

4. Address of registrants principal place of business: *No. and street* 46269 SD Hwy 34 *City* WENTWORTH *State* S.D. *Zip Code* 57075

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration. SEE ATTACHED

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. MAY 1- 2005

   Does registrant have any intention of performing in the near future a transfer agent function for any such security? NO

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.

   ☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.

   ☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state. NONE

10. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions. SEE ATTACHED

11. Furnish the address(es), if different from Item 10, where such books and records will be located.

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

| ATTENTION |
|---|
| Intentional misstatements or omissions of fact constitute federal criminal violations. *(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).* |

*Dated the* 22nd *day of* August, 2005

NONE, MAY
*(Name of transfer agent)*

Brian Woldt
*(Manual signature of principal officer or duly authorized principal)*

Brian Woldt
*(Printed name of principal officer or duly authorized principal)*

CFO 605-483-3536
*(Title)* *(Telephone number)*

AM 9-26-2005

Persons who potentially are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1669 (7-02)

Answer to Item #5

**Lake Area Corn Processors, LLC**
**File # 84-6098**

"The primary business of Lake Area Corn Processors, LLC is an ethanol-production facility, not a securities-transfer related business. Infrequent transfers of Lake Area Corn Processors' securities are made on a trimester and annual basis. Please contact Timothy Dunn of the SEC's Denver, Colorado office for further information. "

Answer to Item 10

Lake Area Corn Processors, LLC
File # 84-6098

Alan E May will have custody of the records and documents generated during the period Alan E May acted as registered transfer agent for Lake Area Corn Processors, LLC. Records will be located at Lake Area Corn Processors, LLC office located at 46269 SD Hwy 34, Wentworth, SD 57075